INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Finite-Lived Intangible Assets by Major Class
The following table summarizes information relating to the Company's acquired amortizable intangible assets:

	As of December 31, 2017			As of December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Estimated Useful Lives
Customer relationships	$5,970,884	$(1,409,021)	$4,561,863	$5,925,884	$(580,276)	$5,345,608	8 to 18 years
Trade names (a)	1,067,083	(588,574)	478,509	1,066,783	(83,397)	983,386	2 to 5 years
Other amortizable intangibles	37,060	(10,978)	26,082	26,743	(3,093)	23,650	1 to 15 years
	$7,075,027	$(2,008,573)	$5,066,454	$7,019,410	$(666,766)	$6,352,644

(a)
On May 23, 2017, Altice N.V. announced the adoption of a global brand to replace the Company's brands in the future, reducing the remaining useful lives of these trade name intangibles to three years from the date of the adoption, which reflected one year as an in-use asset and two years as a defensive asset. In December 2017, the Company made a decision to postpone the adoption of a global brand that would have replaced the Optimum brand, increasing the useful life of the Optimum trade name intangible asset to 5 years.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense
The following table sets forth the estimated amortization expense on intangible assets for the periods presented:

Estimated amortization expense
Year Ending December 31, 2018	$873,133
Year Ending December 31, 2019	777,846
Year Ending December 31, 2020	696,240
Year Ending December 31, 2021	616,718
Year Ending December 31, 2022	537,100

Schedule of Indefinite-Lived Intangible Assets
The following table summarizes information relating to the Company's acquired indefinite-lived intangible assets as of December 31, 2017:

	As of December 31, 2017			As of December 31, 2016
	Cablevision	Cequel	Total	Cablevision	Cequel	Total
Cable television franchises	$8,113,575	$4,906,506	$13,020,081	$8,113,575	$4,906,506	$13,020,081
Goodwill	5,866,120	2,153,741	8,019,861	5,838,959	2,153,741	7,992,700
Total	$13,979,695	$7,060,247	$21,039,942	$13,952,534	$7,060,247	$21,012,781

Schedule of Goodwill
The carrying amount of goodwill is presented below:

Gross goodwill as of January 1, 2016	$2,040,402
Goodwill recorded in connection with Cablevision Acquisition	5,838,959
Adjustments to purchase accounting relating to Cequel Acquisition	113,339
Gross goodwill as of January 1, 2017	7,992,700
Goodwill recorded in connection with acquisitions in the first and fourth quarters of 2017 (Cablevision Segment)	23,948
Adjustments to purchase accounting relating to Cablevision Acquisition	3,213
Net goodwill as of December 31, 2017	$8,019,861